Basis of presentation and significant accounting policies (Details 8)	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Accounts receivable | Credit concentration | Customer one
Concentration of credit risk
Concentration of risk (as a percent)	33.00%	30.00%	36.00%
Accounts receivable | Credit concentration | Customer two
Concentration of credit risk
Concentration of risk (as a percent)	20.00%	13.00%	15.00%
Accounts receivable | Credit concentration | Customer three
Concentration of credit risk
Concentration of risk (as a percent)	11.00%	13.00%	9.00%
Accounts receivable | Credit concentration | Customer four
Concentration of credit risk
Concentration of risk (as a percent)	6.00%	6.00%	8.00%
Accounts receivable | Credit concentration | Customer five
Concentration of credit risk
Concentration of risk (as a percent)	6.00%	5.00%	7.00%
Revenues | Customer concentration | Customer one
Concentration of credit risk
Concentration of risk (as a percent)	32.00%	29.00%	31.00%
Revenues | Customer concentration | Customer two
Concentration of credit risk
Concentration of risk (as a percent)	19.00%	18.00%	17.00%
Revenues | Customer concentration | Customer three
Concentration of credit risk
Concentration of risk (as a percent)	9.00%	10.00%	10.00%
Revenues | Customer concentration | Customer four
Concentration of credit risk
Concentration of risk (as a percent)	7.00%	8.00%	7.00%
Revenues | Customer concentration | Customer five
Concentration of credit risk
Concentration of risk (as a percent)	4.00%	5.00%	7.00%